Property, Plant and Equipment - Disclosure Of Detailed Information About Property Plant And Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 328.9	[1]	$ 359.4	[1]	$ 366.4
Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	184.2		196.9		175.5
Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	111.4		118.9		117.3
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17.7		26.5		32.7
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15.5		17.1		$ 40.9
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	543.8		545.2
Gross carrying amount | Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	220.9		227.4
Gross carrying amount | Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	252.8		248.6
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54.6		52.0
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15.5		17.2
Depreciation & Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(214.9)		(185.8)
Depreciation & Impairment | Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(36.7)		(30.6)
Depreciation & Impairment | Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(141.3)		(129.7)
Depreciation & Impairment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(36.9)		(25.4)
Depreciation & Impairment | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0.0		$ (0.1)

[1]	The notes are an integral part of these consolidated financial statements.